Related Parties - Summary of Products Acquisition from Pemex Industrial Transformation (Detail) - Pemex industrial transformation [member] $ in Thousands	Dec. 31, 2018 MXN ($)
Disclosure of transactions between related parties [line items]
Product	$ (48,427,552)
Heavy fuel oil [member]
Disclosure of transactions between related parties [line items]
Product	(38,499,999)
Commercial condition [member]
Disclosure of transactions between related parties [line items]
Product	135,667
Industrial diesel [member]
Disclosure of transactions between related parties [line items]
Product	(6,148,283)
Freights [member]
Disclosure of transactions between related parties [line items]
Product	(154,115)
Natural gas [member]
Disclosure of transactions between related parties [line items]
Product	(3,760,115)
87 octane gasoline [member]
Disclosure of transactions between related parties [line items]
Product	$ (707)